EFMT DEPOSITOR LLC abs-15g

Exhibit 99.03 - Schedule 4

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	2123122	XXXX	C	A	C	A	C	A	A	A	Closed	XXXX	2025-12-18 11:31	2025-12-19 07:56	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-CD provided as borrower sold departing residence and proceeds went to the title company for the subject property. - Due Diligence Vendor-12/19/2025 Ready for Review-Document Uploaded. not sure why this was asked about again, this was provided with tape, borrower sold property and the proceeds went straight to title. please clear. - Seller-12/19/2025 Open-Provide source and receipt from title agent of $XXXX additional borrower deposit to escrow on PCCD. (asset statements in file do not show funds available). - Due Diligence Vendor-12/18/2025	Ready for Review-Document Uploaded. not sure why this was asked about again, this was provided with tape, borrower sold property and the proceeds went straight to title. please clear. - Seller-12/19/2025	Resolved-CD provided as borrower sold departing residence and proceeds went to the title company for the subject property. - Due Diligence Vendor-12/19/2025	LTV is less than guideline maximum - LTV 64.30% is lower than maximum 75% Required is 75 Borrower has 64.3 Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 654 is higher than the required 600 Required is 600 Borrower has 654		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6685868
XXXX	2123122	XXXX	C	A	C	A	C	A	A	A	Closed	XXXX	2025-12-01 07:56	2025-12-18 07:18	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------Received COC XXXX. Finding resolved. - Due Diligence Vendor-12/09/2025
Ready for Review-Document Uploaded. please find the coc  - Seller-12/05/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $XXXX (Points - Loan Discount Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX.
																						- Due Diligence Vendor-12/01/2025	Ready for Review-Document Uploaded. please find the coc - Seller-12/05/2025	Resolved------Received COC XXXX. Finding resolved. - Due Diligence Vendor-12/09/2025	LTV is less than guideline maximum - LTV 64.30% is lower than maximum 75% Required is 75 Borrower has 64.3 Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 654 is higher than the required 600 Required is 600 Borrower has 654		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6425940
XXXX	2123122	XXXX	C	A	C	A	C	A	A	A	Closed	XXXX	2025-12-01 07:56	2025-12-18 07:17	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved------Received PCCD XXXX, finding resolved. - Due Diligence Vendor-12/18/2025
Ready for Review-Document Uploaded. please find the final CD  - Seller-12/17/2025
Counter------Received settlement statement and selles CD, please provide final Borrower CD corresponding to settlement statement. - Due Diligence Vendor-12/17/2025
Ready for Review------Received seller CD with no disbursement information.  Final CD shows disbursement date of XXXX, but closing date is XXXX.  Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-12/17/2025
Ready for Review-this is incorrect, I just uploaded the FSS showing disbursement date of XXXX please clear. both show XXXX - Seller-12/17/2025
Ready for Review-Document Uploaded. uploaded the final Seller cd showing disbursement date - Seller-12/09/2025
Counter------Received settlement statement for non subject property.  Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-12/09/2025
Ready for Review-Document Uploaded. please find the final SS for review XXXX - Seller-12/05/2025
Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. -----Final CD shows disbursement date of XXXX, but closing date is XXXX. Provide evidence the loan did not disburse prior to closing.
																						- Due Diligence Vendor-12/01/2025	Ready for Review-Document Uploaded. please find the final CD - Seller-12/17/2025 Ready for Review-this is incorrect, I just uploaded the FSS showing disbursement date of XXXX please clear. both show XXXX- Seller-12/17/2025 Ready for Review-Document Uploaded. uploaded the final Seller cd showing disbursement date - Seller-12/09/2025 Ready for Review-Document Uploaded. please find the final SS for review XXXX - Seller-12/05/2025	Resolved------Received PCCD XXXX, finding resolved. - Due Diligence Vendor-12/18/2025	LTV is less than guideline maximum - LTV 64.30% is lower than maximum 75% Required is 75 Borrower has 64.3 Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 654 is higher than the required 600 Required is 600 Borrower has 654		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6425945
XXXX	2123122	XXXX	C	A	C	A	C	A	A	A	Closed	XXXX	2025-12-01 06:48	2025-12-09 16:46	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-12/09/2025 Ready for Review-Document Uploaded. dot with legal. - Seller-12/05/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Missing Legal description - Due Diligence Vendor-12/01/2025	Ready for Review-Document Uploaded. dot with legal. - Seller-12/05/2025	Resolved-Received DOT w/Legal. - Due Diligence Vendor-12/09/2025	LTV is less than guideline maximum - LTV 64.30% is lower than maximum 75% Required is 75 Borrower has 64.3 Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 654 is higher than the required 600 Required is 600 Borrower has 654		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6425354
XXXX	2123278	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	2129080	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	2129079	XXXX	C	A	A	A	C	A	A	A	Closed	XXXX	2026-01-23 12:06	2026-02-04 08:37	Resolved	1 - Information	C	A	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved------Recieved evidence LE was sent XXXX. Finding resolved. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. enclosed please find the final LE.... The date on page #1 of the LE is a glitch... please see the time stamp on bottom of each page showing it actually went out XXXX - Seller-02/03/2026
																						Open-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. ----- Initial CD XXXX has been issued on the same date as the Final LE XXXX which is not allowable per applicable statute, must have a one day gap. Per statute, there is no cure for this violation. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-01/23/2026	Ready for Review-Document Uploaded. enclosed please find the final LE.... The date on page #1 of the LE is a glitch... please see the time stamp on bottom of each page showing it actually went out XXXX - Seller-02/03/2026	Resolved------Recieved evidence LE was sent XXXX. Finding resolved. - Due Diligence Vendor-02/04/2026	Months Reserves exceed minimum required - 3 months reserves required, borrower has 53 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7272824
XXXX	2129079	XXXX	C	A	A	A	C	A	A	A	Closed	XXXX	2026-01-23 12:06	2026-02-04 08:37	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Disclosure Delivery Date Validation Test	Resolved------Recieved evidence LE was sent XXXX. Finding resolved. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. please see the enclosed final LE... the time stamp on bottom of each page will show the actual date of XXXX ... the date on page #1 of the LE was a system glitch ... the correct date is XXXX - Seller-02/03/2026
																						Open-This loan failed the TRID disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the revised closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date. ----- Initial CD XXXX has been issued on the same date as the Final LE XXXX which is not allowable per applicable statute, must have a one day gap. Per statute, there is no cure for this violation. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-01/23/2026	Ready for Review-Document Uploaded. please see the enclosed final LE... the time stamp on bottom of each page will show the actual date of XXXX ... the date on page #1 of the LE was a system glitch ... the correct date is XXXX - Seller-02/03/2026	Resolved------Recieved evidence LE was sent XXXX. Finding resolved. - Due Diligence Vendor-02/04/2026	Months Reserves exceed minimum required - 3 months reserves required, borrower has 53 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7272831
XXXX	2132286	XXXX	C	B	C	B	A	A	A	A	Closed	XXXX	2026-02-14 13:14	2026-02-18 08:34	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Incomplete	Resolved-The Business Entity Formation Document is not incomplete - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. LLC DOCS - Seller-02/16/2026 Open-The Business Entity Formation Document is incomplete The EIN document is missing from the loan file - Due Diligence Vendor-02/14/2026	Ready for Review-Document Uploaded. LLC DOCS - Seller-02/16/2026	Resolved-The Business Entity Formation Document is not incomplete - Due Diligence Vendor-02/18/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.01 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7622738
XXXX	2132286	XXXX	C	B	C	B	A	A	A	A	Closed	XXXX	2026-02-13 15:32	2026-02-14 13:27	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted, waiver applied with comp factors of 6 years in primary residence and S/E for 8 years - Due Diligence Vendor-02/14/2026 Open-Exception for FM exposure over 10 loans/$7.5mm. Approved - Due Diligence Vendor-02/14/2026		Waived-Originator exception granted, waiver applied with comp factors of 6 years in primary residence and S/E for 8 years - Due Diligence Vendor-02/14/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.01 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 LTV is less than guideline maximum - Required is 80 Borrower has 75	Long Term Employment > 5 years Long Term Homeownership >5 years	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	7617239